Material Accounting Policy Information - Schedule of Investment Property (Details)	12 Months Ended
Dec. 31, 2025
Buildings [Member]
Material Accounting Policy Information - Schedule of Investment Property (Details) [Line Items]
Investment property over the estimated useful lives	15 years
Leasehold land [Member]
Material Accounting Policy Information - Schedule of Investment Property (Details) [Line Items]
Investment property over the estimated useful lives	15 years
Machinery, fixtures as part of the buildings [Member] | Bottom of Range [Member]
Material Accounting Policy Information - Schedule of Investment Property (Details) [Line Items]
Investment property over the estimated useful lives	3 years
Machinery, fixtures as part of the buildings [Member] | Top of Range [Member]
Material Accounting Policy Information - Schedule of Investment Property (Details) [Line Items]
Investment property over the estimated useful lives	10 years